Short-term investments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Investment [Line Items]
Short-term investments	$ 1,198,918	$ 823,039
Unrestricted
Investment [Line Items]
Short-term investments	1,175,254	798,133
Affected by drawing restrictions related to minimum reserve and derivative margin requirements
Investment [Line Items]
Short-term investments	23,664	24,906
Affected by drawing restrictions related to minimum reserve and derivative margin requirements | Non-interest earning demand deposits
Investment [Line Items]
Short-term investments	0	260
Affected by drawing restrictions related to minimum reserve and derivative margin requirements | Interest earning demand and term deposits
Investment [Line Items]
Short-term investments	23,664	24,646
Maturing within three months | Unrestricted
Investment [Line Items]
Short-term investments	818,340	469,580
Maturing between three to six months | Unrestricted
Investment [Line Items]
Short-term investments	252,340	326,836
Maturing between six to twelve months | Unrestricted
Investment [Line Items]
Short-term investments	$ 104,574	$ 1,717